                                -----------------
                                  COLONIAL U.S.
                                 FUND FOR GROWTH
                                -----------------
                                SEMIANNUAL REPORT

                                DECEMBER 31, 1995

--------------------------------------------------------------------------------
                    COLONIAL U.S. FUND FOR GROWTH HIGHLIGHTS
                        JULY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial U.S. Fund for Growth seeks growth exceeding the performance of the Standard & Poor's 500 Index.

STRATEGY: The Fund pursues its objective by investing primarily in U.S. common stocks.

THE FUND IS DESIGNED TO OFFER:

    -   Opportunity to outperform the Standard & Poor's 500 Index

    - A disciplined investment approach that focuses on both growth and value investing techniques--for more consistent results

    - Access to a top-ranked institutional money manager-- State Street Global Advisors, the Fund's Sub-Adviser

PORTFOLIO MANAGER COMMENTARY: "Last year's rising stock market continued through the first half of our Fund's fiscal year. This benefited many of the Fund's large-capitalization, `blue chip' holdings."

                    COLONIAL U.S. FUND FOR GROWTH PERFORMANCE

                                               CLASS A       CLASS B        CLASS D
     Inception date                            7/1/92        7/1/92         7/1/94
------------------------------------------------------------------------------------
     Distributions declared per share         $1.145         $1.095         $1.103
------------------------------------------------------------------------------------
     Six-month total return, assuming
     reinvestment of all distributions
     and no sales charge or contingent
     deferred sales charge (CDSC)               8.73%          8.25%          8.27%
------------------------------------------------------------------------------------
     Net asset value per share at 12/31/95    $13.29         $13.19         $13.25

TOP FIVE HOLDINGS                            BREAKDOWN OF THE TOP FIVE SECTORS**
 ................................................................................
1.Exxon Corporation                         1.  Utilities...................  16%
2.Merck & Company, Inc.                     2.  Technologies................  15%
3.PepsiCo, Inc.                             3.  Financials..................  14%
4.Bristol-Myers Squibb                      4.  Health Care.................  11%
5.SBC Communications, Inc.                  5.  Consumer Staples............  10%

**Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process. Because the Fund is actively managed, holdings and sectors will change.

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                                     [PHOTO]

As your Fund approaches the middle of its fiscal year, it is a good time to examine some facts that contributed to memorable performance for most mutual fund investors.

In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. This year is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pick up in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Secondly, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.

John A. McNeice, Jr.
President
February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass, or affect the performance of the Fund.
--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGEMENT REPORT

Colonial U.S. Fund for Growth's portfolio is sub-advised by State Street Global Advisors, a division of State Street Bank and Trust Company (Sub-Adviser). Investment decisions for the Fund are made by the portfolio team of the Sub-Adviser.

Q:  HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS?

A: Our Fund performed well during the period, achieving a total return of 8.73% for Class A shares, based on net asset value. It did, however, underperform the S&P 500, which had a total return of 14.44% for the six-month period. Historically, the stock market has moved in cycles -- sometimes favoring growth-oriented stocks and other times favoring value-oriented stocks. Our strategy has remained consistent -- we invest in both growth and value stocks to take advantage of market cycles and help control volatility.

We focus on the underlying value and growth potential of a stock when making investment decisions. Several stocks within the S&P 500 experienced price increases driven by the market rather than by their value. While not owning some of these stocks did hamper the Fund's performance during the period, we believe that owning stocks with strong underlying value and growth potential has positioned the Fund to take advantage of opportunities during the new year.

Q:  HOW DID YOUR STRATEGY AFFECT THE FUND'S PERFORMANCE?

A: Generally rising U.S. stock market prices benefited most U.S. stocks. Certain sectors, including technology, finance, and pharmaceuticals, performed particularly well. Managers who made large bets in these sectors were well rewarded for their efforts. Our strategy remains sector neutral. Therefore, we were not heavily weighted in any one sector which would have benefited the portfolio. However, the strategy did isolate the Fund from some fluctuating prices, especially in the technology sector.

Q:  HOW DOES THE FUND'S STRATEGY HELP REDUCE VOLATILITY IN THE PORTFOLIO?

A: Colonial U.S. Fund for Growth's disciplined sector allocation strategy can stabilize the Fund's price in times of economic and market uncertainty. The Fund's investments are designed to mirror the market sector weightings represented in the S&P 500 Index and cushion the Fund from severe negative performance.

Q:  WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FUND'S FISCAL YEAR?

A: The U.S. stock market continues to look strong for 1996, though we expect returns in a 9% - 10% range. We will be monitoring several issues for their impact on market performance including the Federal Reserve Board's position on interest rates and the budget battle on Capitol Hill.

--------------------------------------------------------------------------------
                                        4

   COLONIAL U.S. FUND FOR GROWTH INVESTMENT PERFORMANCE VS. THE S&P 500 INDEX
                  Change in Value of $10,000 from 7/92 - 12/95
            Based on Maximum Offering Price (MOP) for Class A Shares and Applicable Contingent Deferred Sales Charge (CDSC) for Class B Shares

                                 Class A Shares


Measurement Period
(Fiscal Year Covered)           MOP             NAV             S&P 500

7/1/92                           9425           10000              10000
7/31/92                          9821           10420           10408.19
8/92                             9557           10140           10195.57
9/92                             9623           10210           10315.42
10/92                            9698           10290           10350.83
11/92                           10047           10660           10702.31
12/92                           10327           10957           10833.61
1/93                            10450           11088           10924.09
2/93                            10441           11078           11072.92
3/93                            10932           11599            11306.4
4/93                            10705           11358           11033.12
5/93                            11074           11749           11327.53
6/93                            11206           11890           11360.59
7/93                            11111           11789           11314.85
8/93                            11528           12232           11743.23
9/93                            11699           12413           11653.17
10/93                           11775           12493           11894.06
11/93                           11576           12282           11780.69
12/93                           11793           12512           11923.12
1/94                            12036           12770           12328.09
2/94                            11754           12471           11993.66
3/94                            11325           12016           11471.77
4/94                            11345           12037           11618.74
5/94                            11481           12182           11808.67
6/94                            11212           11896            11519.7
7/94                            11446           12145            11897.7
8/94                            11955           12685           12384.37
9/94                            11808           12529           12081.77
10/94                           11965           12695           12352.81
11/94                           11574           12280            11903.5
12/94                           11752           12469           12079.73
1/95                            12046           12781           12392.78
2/95                            12612           13382           12875.27
3/95                            12916           13704           13254.59
4/95                            13199           14005            13644.6
5/59                            13744           14583           14189.13
6/95                            13997           14851           14518.13
7/95                            14451           15333           14999.37
8/95                            14366           15243           15036.81
9/95                            14863           15769           15671.03
10/95                           14768           15668           15615.04
11/95                           15306           16240           16299.74
12/95                           15218           16147              16614


                                 Class B Shares

Measurement Period
(Fiscal Year Covered)           NAV        MOP W/CDSC           S&P 500

7/1/92                          10000           10000              10000
7/31/92                         10420           10420           10408.19
8/92                            10140           10140           10195.57
9/92                            10210           10210           10315.42
10/92                           10280           10280           10350.83
11/92                           10630           10630           10702.31
12/92                           10908           10908           10833.61
1/93                            11028           11028           10924.09
2/93                            11008           11008           11072.92
3/93                            11508           11508            11306.4
4/93                            11268           11268           11033.12
5/93                            11648           11648           11327.53
6/93                            11784           11784           11360.59
7/93                            11674           11674           11314.85
8/93                            12104           12104           11743.23
9/93                            12285           12285           11653.17
10/93                           12345           12345           11894.06
11/93                           12124           12124           11780.69
12/93                           12342           12342           11923.12
1/94                            12599           12599           12328.09
2/94                            12291           12291           11993.66
3/94                            11841           11841           11471.77
4/94                            11861           11861           11618.74
5/94                            11984           11984           11808.67
6/94                            11700           11700            11519.7
7/94                            11936           11936            11897.7
8/94                            12449           12449           12384.37
9/94                            12295           12295           12081.77
10/94                           12460           12460           12352.81
11/94                           12039           12039            11903.5
12/94                           12213           12213           12079.73
1/95                            12509           12509           12392.78
2/95                            13090           13090           12875.27
3/95                            13397           13397           13254.59
4/95                            13682           13682            13644.6
5/95                            14241           14241           14189.13
6/95                            14501           14501           14518.13
7/95                            14952           14952           14999.37
8/95                            14853           14853           15036.81
9/95                            15370           15370           15671.03
10/95                           15260           15260           15615.04
11/95                           15799           15799           16299.74
12/95                           15697           15397              16614

A $10,000 investment in Class D shares made on July 1, 1994 (inception), at the applicable contingent deferred sales charge would have grown to $13,292 on December 31, 1995.

   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/95 (MOST RECENT QUARTER END)
----------------------------------------------------------------------------
                    CLASS A SHARES       CLASS B SHARES      CLASS D SHARES
                   Inception 7/1/92     Inception 7/1/92    Inception 7/1/94
                     NAV      MOP        NAV     w/CDSC       NAV     w/CDSC
----------------------------------------------------------------------------
1 YEAR             29.49%   22.05%      28.53%   23.53%      28.64%   26.35%
----------------------------------------------------------------------------
SINCE INCEPTION    14.65%   12.73%      13.73%   13.11%      21.64%   20.83%
----------------------------------------------------------------------------

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held common stocks.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. MOP return for Class A shares included the maximum sales charge of 5.75%, and 1.00% for Class D shares. The CDSC return reflects the maximum sales charge of 5.00% for one year, and 3.00% since inception for Class B shares and 1.00% for Class D for one year. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
                                        5

                              INVESTMENT PORTFOLIO
                   DECEMBER 31, 1995 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 97.5%                                   SHARES     VALUE
-------------------------------------------------------------------------
CONSTRUCTION - 0.1%
   HEAVY CONSTRUCTION - NON BUILDING CONSTRUCTION
   Flour Corp.                                            5       $   356
   Halliburton Co.                                        1            61
                                                                  -------
                                                                      417
                                                                  -------
-------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 13.6%
   DEPOSITORY INSTITUTIONS - 8.8%
   Banc One Corp.                                        43         1,638
   BankAmerica Corp.                                    103         6,663
   Chemical Banking Corp.                                 4           229
   First Union Corp.                                    163         9,061
   Mellon Bank Corp.                                      9           478
   Nations Bank Corp.                                   133         9,232
   Star Banc Corp.                                        1            30
   Wells Fargo & Co.                                     40         8,618
   Wilmington Trust Corp.                                 5           142
                                                                  -------
                                                                   36,091
                                                                  -------
   INSURANCE CARRIERS - 2.8%
   Allstate Corp.                                       123         5,062
   Old Republic International Corp.                      94         3,344
   Providian Corp.                                        3           130
   Travelers Group, Inc.                                 46         2,873
                                                                  -------
                                                                   11,409
                                                                  -------
   NONDEPOSITORY CREDIT INSTITUTIONS - 0.1%
   Beneficial Corp.                                      11           504
                                                                  -------

   SECURITY BROKERS & DEALERS - 1.9%
   A.G. Edwards, Inc.                                    48         1,151
   Bear Stearns Cos, Inc.                               345         6,851
   Transport Holdings, Inc. (b)                         (a)             1
                                                                  -------
                                                                    8,003
                                                                  -------
-------------------------------------------------------------------------
MANUFACTURING - 55.1%
   CHEMICALS - 14.6%
   Abbott Laboratories                                   17           714
   Bristol-Myers Squibb Co.                             134        11,542
   Clorox Co.                                            39         2,772
   Eastman Chemical Co.                                  59         3,682
   Ecolab, Inc.                                          30           885
   IMC Global, Inc.                                      36         1,480
   Johnson & Johnson                                     87         7,441
   Merck & Co., Inc.                                    225        14,767

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

   Procter & Gamble Co.                            88       $ 7,279
   Schering-Plough Corp.                          159         8,683
   Terra Industries, Inc.                          50           701
                                                            -------
                                                             59,946
                                                            -------
   ELECTRONIC & ELECTRICAL EQUIPMENT - 3.1%
   Integrated Device Technology, Inc. (b)          80         1,080
   Micron Technology, Inc.                         87         3,447
   Read-Rite Corp. (b)                            121         2,804
   Texas Instruments, Inc.                         71         3,631
   Thomas & Betts Corp.                            27         1,977
                                                            -------
                                                             12,889
                                                            -------
   FABRICATED METAL - 0.7%
   Parker-Hannifin Corp.                           27           925
   Snap-On, Inc.                                   46         2,091
                                                            -------
                                                              3,016
                                                            -------
   FOOD & KINDRED PRODUCTS - 6.2%
   Archer Daniels Midland Co.                     165         2,975
   Campbell Soup Co.                                6           384
   Heinz (H.J.) Co.                                 2            60
   Hershey Foods, Corp.                             4           247
   IBP, Inc.                                      111         5,616
   Lancaster Colony Corp.                          27         1,016
   PepsiCo, Inc.                                  207        11,583
   Phillip Morris Co., Inc.                        37         3,358
                                                            -------
                                                             25,239
                                                            -------
   FURNITURE & FIXTURES - 1.1%
   Johnson Controls, Inc.                           9           598
   Leggett & Platt, Inc.                          154         3,737
                                                            -------
                                                              4,335
                                                            -------
   MACHINERY & COMPUTER EQUIPMENT - 9.4%
   Applied Materials, Inc.                        203         8,005
   Case Corp.                                      29         1,308
   Compaq Computer Corp. (b)                       35         1,680
   Dell Computer Corp. (b)                        224         7,759
   Dover Corp.                                      6           210
   Hewlett-Packard Co.                             44         3,652
   International Business Machines Corp.           66         6,046
   Kennametal, Inc.                                20           648
   Novellus Systems, Inc. (b)                      25         1,323
   Seagate Technology, Inc. (b)                   125         5,923
   Storage Technology Corp. (b)                    51         1,209
   Tecumseh Products Co.,
    Class A                                        20         1,019
                                                            -------
                                                             38,782
                                                            -------
   MEASURING & ANALYZING INSTRUMENTS - 3.6%
   Emerson Electric Co.                            25         2,011
   KLA Instruments Corp. (b)                        7           172
   Litton Industries, Inc. (b)                      9           401

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - CONT.                               SHARES       VALUE
--------------------------------------------------------------------------------
MANUFACTURING - CONT.
   MEASURING & ANALYZING INSTRUMENTS - CONT.
   Millipore Corp.                                    142       $ 5,823
   Raytheon Co.                                        12           558
   Tektronix, Inc.                                    116         5,684
                                                                -------
                                                                 14,649
                                                                -------
   MISCELLANEOUS MANUFACTURING - 2.0%
   Callaway Golf Co.                                  215         4,862
   Jostens, Inc. (b)                                  130         3,140
                                                                -------
                                                                  8,002
                                                                -------
   PAPER & PAPER MILLS - 1.6%
   Bowater, Inc.                                       23           831
   Champion International Corp.                       140         5,863
                                                                -------
                                                                  6,694
                                                                -------
   PETROLEUM REFINING - 7.8%
   Amoco Corp.                                         63         4,535
   Atlantic Richfield Co.                              45         4,928
   Exxon Corp.                                        202        16,217
   Mobil Corp.                                         58         6,496
                                                                -------
                                                                 32,176
                                                                -------
   PRINTING & PUBLISHING - 1.1%
   Tribune Co.                                         53         3,209
   Washington Post Co.                                  5         1,438
                                                                -------
                                                                  4,647
                                                                -------
   STONE, CLAY, GLASS & CONCRETE - 2.0%
   Owens-Corning Fiberglas Corp. (b)                  179         8,051
                                                                -------

   TRANSPORTATION EQUIPMENT - 1.9%
   PACCAR, Inc.                                        30         1,251
   Teledyne, Inc.                                      76         1,940
   Textron, Inc.                                       69         4,658
                                                                -------
                                                                  7,849
                                                                -------

--------------------------------------------------------------------------------
RETAIL TRADE - 2.5%
   APPAREL & ACCESSORY STORES - 1.7%
   TJX Companies, Inc.                                359         6,780
                                                                -------

   MISCELLANEOUS RETAIL - 0.6%
   Eckerd Corp. (b)                                     2            85
   Rite Aid Corp.                                      54         1,846
   Walgreen Co.                                        20           589
                                                                -------
                                                                  2,520
                                                                -------
   RESTAURANTS - 0.2%
   Luby's Cafeterias, Inc.                             42           945
                                                                -------

--------------------------------------------------------------------------------
SERVICES - 4.2%
   BUSINESS SERVICES
   BMC Software, Inc. (b)                              20           846
   Computer Associates International, Inc.            159         9,043
   Interpublic Group of Companies., Inc.              130         5,634

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------
   Omnicom Group, Inc.                                 28       $ 1,028
   Oracle Systems Corp. (b)                            19           784
                                                                -------
                                                                 17,335
                                                                -------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 21.8%
   AIR TRANSPORTATION - 2.7%
   Delta Air Lines, Inc.                               12           894
   Northwest Airlines Corp., Class A (b)              107         5,442
   United Air Lines, Inc. (b)                          27         4,873
                                                                -------
                                                                 11,209
                                                                -------
   COMMUNICATIONS - 12.6%
   Alltel Corp.                                        25           729
   Ameritech Corp.                                    175        10,343
   BellSouth Corp.                                    128         5,585
   Capital Cities ABC, Inc.                            72         8,871
   Century Telephone Enterprises, Inc.                102         3,232
   Compuware Corp. (b)                                 22           411
   GTE Corp.                                           21           911
   NYNEX Corp.                                         38         2,057
   Southwestern Bell Corp.                            188        10,833
   Sprint Corp.                                       222         8,864
                                                                -------
                                                                 51,836
                                                                -------
   ELECTRIC, GAS & SANITARY SERVICES - 0.0%
   Enova Corp.                                         86           (a)
                                                                -------

   ELECTRIC SERVICES - 2.5%
   Boston Edison Co.                                   10           289
   Central & South West Corp.                         182         5,059
   Consolidated Edison Co. of New York                 22           704
   Northern States Power Co.                            5           246
   Ohio Edison Co.                                     81         1,908
   San Diego Gas & Electric Co.                        86         2,045
                                                                -------
                                                                 10,251
                                                                -------
   GAS SERVICES - 2.9%
   Atlanta Gas Light Co.                                2            47
   Consolidated Natural Gas Co.                        96         4,365
   Williams Companies, Inc.                           172         7,560
                                                                -------
                                                                 11,972
                                                                -------
   RAILROAD - 0.0%
   Illinois Central Corp.                               1            38
                                                                -------

   WATER TRANSPORTATION - 1.1%
   Tidewater, Inc.                                    140         4,401
                                                                -------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.2%
   NONDURABLE GOODS
   Supervalue, Inc.                                    29           907
                                                                -------

   TOTAL COMMON STOCKS (cost of $349,972)                       400,893

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

   PREFERRED STOCK - 0.0%                                 SHARES            VALUE
   ---------------------------------------------------------------------------------
   MANUFACTURING - 0.0%
   TRANSPORTATION EQUIPMENT
   Teledyne, Inc. Series E (cost of $11)                           1        $     11
                                                                            --------

   TOTAL INVESTMENTS - 97.5% (cost of $349,983)                              400,904
                                                                            --------
   SHORT-TERM OBLIGATIONS - 2.2%                                 PAR
   ---------------------------------------------------------------------------------
   Repurchase agreement with Bankers Trust
   Securities Corp., dated 12/29/95, due 1/02/96
   at 5.700% collateralized by U.S. Treasury notes
   with various maturities to 2000, market value $6,013
   (repurchase proceeds $5,891)                               $5,887           5,887

   Repurchase agreement with Chase Securities,
   Inc., dated 12/29/95, due 01/02/96 at 5.500%
   collateralized by a U.S. Treasury note
   maturing in 1996, market value $3,043
   (repurchase proceeds $2,978)                                2,976           2,976
                                                                            --------

   TOTAL SHORT-TERM OBLIGATIONS                                                8,863
                                                                            --------

   OTHER ASSETS & LIABILITIES, NET - 0.3%                                      1,213
   ---------------------------------------------------------------------------------

   NET ASSETS - 100.0%                                                      $410,980
                                                                            --------

   -----------------------------------------------------------------------------
   NOTES TO INVESTMENT PORTFOLIO:
   (a) Rounds to less than one.
   (b) Non-income producing.
   (c) Cost for federal income tax purposes is $349,984.

   See notes to financial statements

                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1995 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $349,983)                                           $400,904
Short-term obligations                                                            8,863
                                                                               --------
                                                                                409,767

Receivable for:
  Fund shares sold                                            $    894
  Dividends                                                        627
  Interest                                                           4
  Deferred organization expense                                     27
Other                                                               18            1,570
                                                              --------         --------
    Total Assets                                                                411,337

LIABILITIES
Payable for:
  Fund shares repurchased                                          355
Accrued Deferred Trustees fees                                       2
                                                              --------

    Total Liabilities                                                               357
                                                                               --------

NET ASSETS                                                                     $410,980
                                                                               --------


Net asset value & redemption price per share - Class A
($145,264/10,931)                                                              $  13.29
                                                                               --------

Maximum offering price per share - Class A
($13.29/0.9425)                                                                $  14.10(a)
                                                                               --------

Net asset value & offering price per share - Class B
($260,137/19,718)                                                              $  13.19(b)
                                                                               --------

Net asset value per share - Class D
($5,579/421)                                                                   $  13.25(b)
                                                                               --------

Maximum offering price per share - Class D
($13.25/0.9900)                                                                $  13.38
                                                                               --------

COMPOSITION OF NET ASSETS
Capital paid in                                                                $351,951
Undistributed net investment income                                                 234
Accumulated net realized gains                                                    7,874
Net unrealized appreciation                                                      50,921
                                                                               --------
                                                                               $410,980
                                                                               --------

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                   (UNAUDITED)

(in thousands)

   INVESTMENT INCOME
   Dividends                                                               $ 4,329
   Interest                                                                    335
                                                                           -------
                                                                             4,664

   EXPENSES
   Management fee                                              $ 1,530
   Service fee                                                     478
   Distribution fee - Class B                                      904
   Distribution fee - Class D                                       16
   Transfer agent                                                  561
   Bookkeeping fee                                                  72
   Trustees fee                                                     12
   Custodian fee                                                    10
   Audit fee                                                        17
   Legal fee                                                         7
   Registration fee                                                 31
   Reports to shareholders                                           6
   Amortization of deferred
       organization expense                                          9
   Other                                                            12       3,665
                                                               -------     -------
          Net Investment Income                                                999

                                                                           -------

   NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
   Net realized gain                                                        26,657
   Net unrealized appreciation                                               2,685
                                                                           -------
          Net Gain                                                          29,342
                                                                           -------
   Net Increase in Net Assets from Operations                              $30,341
                                                                           -------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                        (unaudited)
                                                     Six months ended     Year ended
(in thousands)                                          December 31        June 30
                                                        -----------       ---------
INCREASE (DECREASE) IN NET ASSETS                          1995              1995
Operations:
Net investment income                                    $     999        $   2,546
Net realized gain                                           26,657           13,643
Net unrealized appreciation                                  2,685           47,177
                                                         ---------        ---------
   Net Increase from Operations                             30,341           63,366
Distributions:
From net investment income - Class A                          (605)          (1,420)
From net realized gains - Class A                          (10,934)          (6,157)
From net investment income - Class B                          (185)          (1,133)
From net realized gains - Class B                          (19,658)         (10,279)
From net investment income - Class D                            (7)             (16)
From net realized gains - Class D                             (409)             (76)
                                                         ---------        ---------
                                                            (1,457)          44,285
                                                         ---------        ---------
Fund Share Transactions:

Receipts for shares sold - Class A                          19,043           25,072
Value of distributions reinvested - Class A                 11,479            7,015
Cost of shares repurchased - Class A                        (9,063)         (21,509)
                                                         ---------        ---------
                                                            21,459           10,578
                                                         ---------        ---------

Receipts for shares sold - Class B                          37,869           53,700
Value of distributions reinvested - Class B                 20,468           10,796
Cost of shares repurchased - Class B                       (15,405)         (24,021)
                                                         ---------        ---------
                                                            42,932           40,475
                                                         ---------        ---------

Receipts for shares sold - Class D                           2,304            2,741
Value of distributions reinvested - Class D                    424               90
Cost of shares repurchased - Class D                           (82)             (70)
                                                         ---------        ---------
                                                             2,646            2,761
                                                          ---------        ---------
   Net Increase from Fund Share Transactions                67,037           53,814
                                                         ---------        ---------
   Total Increase                                           65,580           98,099
NET ASSETS
Beginning of period                                        345,400          247,301
                                                         ---------        ---------
End of period (including undistributed net
  investment income of $234 and $32, respectively)       $ 410,980        $ 345,400
                                                         ---------        ---------


Continued on next page.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                  (continued)

                                                        (unaudited)
                                                     Six months ended       Year ended
                                                        December 31           June 30
                                                       ---------------   ---------------
                                                            1995               1994
                                                       ---------------   ---------------
NUMBER OF FUND SHARES

Sold - Class A                                                   1,376             2,049
Issued for distributions reinvested - Class A                      850               614
Repurchased - Class A                                             (658)           (1,779)
                                                       ---------------   ---------------
                                                                 1,568               884
                                                       ---------------   ---------------

Sold - Class B                                                   2,759             4,431
Issued for distributions reinvested - Class B                    1,527               957
Repurchased - Class B                                           (1,127)           (2,000)
                                                       ---------------   ---------------
                                                                 3,159             3,388
                                                       ---------------   ---------------

Sold - Class D                                                     167               227
Issued for distributions reinvested - Class D                       31                 8
Repurchased - Class D                                               (6)               (6)
                                                       ---------------   ---------------
                                                                   192               229
                                                       ---------------   ---------------

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1995 (UNAUDITED)


NOTE 1.  INTERIM FINANCIAL STATEMENTS
 ................................................................................

In the opinion of management of Colonial U.S. Fund for Growth (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1995, and the results of its operations, the changes in net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
 ................................................................................

ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's objective is to seek growth exceeding the performance of the Standard & Poor's 500 index of 500 common stocks. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase, and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
 ................................................................................

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee per share applicable to Class B and Class D shares.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $90,095 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) oversees the Fund's management and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets. State Street Bank and Trust Company (the sub-adviser) furnishes the Fund with investment management and received an effective fee rate from the Adviser of 0.40% for the six months ended December 31, 1995.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------

equal to 0.25% annually of the Fund's average net assets, and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended December 31, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $75,405 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $35,521 and $218 on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets, as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares, respectively.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of the service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.25% annually of the Fund's average net assets.

For the six months ended December 31, 1995, the Fund's operating expenses did not exceed the 1.25% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................

INVESTMENT ACTIVITY: During the six months ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $272,869,852 and $233,828,890, respectively.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation                       $    64,374,340
                 Gross unrealized depreciation                           (13,453,857)
                                                                     ----------------
                    Net unrealized appreciation                      $    50,920,483
                                                                     ----------------

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                            FINANCIAL HIGHLIGHTS (a)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                  (unaudited)
                                                Six months ended
                                                  December 31                                       Year ended June 30
                             -------------------------------------------------------     ------------------------------------
                                                      1995                                                  1995
                               Class A               Class B             Class D          Class A        Class B     Class D (b)
                             ------------         ------------          --------         ---------    ------------   --------
Net asset value -
  Beginning of period        $     13.260         $     13.180          $ 13.240         $  11.460    $     11.400   $ 11.460
                             ------------         ------------          --------         ---------    ------------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment
  income                            0.069                0.017             0.017             0.165           0.075      0.074
Net realized and
unrealized gain                     1.106                1.088             1.096             2.530           2.513      2.534
                             ------------         ------------          --------         ---------    ------------   --------
   Total from Investment
      Operations                    1.175                1.105             1.113             2.695           2.588      2.608
                             ------------         ------------          --------         ---------    ------------   --------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net investment
  income                           (0.060)              (0.010)           (0.018)           (0.160)         (0.073)    (0.093)
From net realized
  gains                            (1.085)              (1.085)           (1.085)           (0.735)         (0.735)    (0.735)
                             ------------         ------------          --------         ---------    ------------   --------
 Total Distributions
   Declared to
   Shareholders                    (1.145)              (1.095)           (1.103)          (0.895)         (0.808)    (0.828)
                             ------------         ------------          --------         ---------    ------------   --------
Net asset value -
   End of period             $     13.290         $     13.190          $ 13.250         $  13.260    $     13.180   $ 13.240
                             ------------         ------------          --------         ---------    ------------   --------
Total return (e)                     8.73%(f)             8.25%(f)          8.27%(f)         24.84%          23.94%     24.01%
                             ------------         ------------          --------         ---------    ------------   --------
RATIOS TO AVERAGE NET
  ASSETS
Expenses                             1.44%(g)(h)          2.19%(g)(h)       2.19%(g)(h)       1.46%           2.21%      2.21%
Net investment
  income                             1.01%(g)(h)          0.26%(g)(h)       0.26%(g)(h)       1.37%           0.62%      0.62%
Portfolio turnover                    123%(h)              123%(h)           126%(h)            84%             84%        84%
Net assets at end
of period (000)              $    145,264         $    260,137          $  5,579         $ 124,171    $    218,201   $  3,028

(a) Per share data was calculated using average shares outstanding during the period.

(b) Class D shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.

(c) The Fund commenced investment operations July 1, 1992.

(d) Net of fees and expenses waived or borne by the Adviser which amounted to $0.001 and $0.001, respectively.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

(h) Annualized.

(i) Net of fees waived by the Adviser which amounted to 0.01%.

                           Year ended June 30
     -------------------------------------------------------------
                 1994                            1993(c)
          Class A        Class B         Class A           Class B
     ------------   ------------    ------------      ------------
     $     11.820   $     11.770    $     10.000      $     10.000
     ------------   ------------    ------------      ------------


            0.142          0.053           0.103(d)          0.020(d)

           (0.119)        (0.122)          1.784             1.763
     ------------   ------------    ------------      ------------

            0.023         (0.069)          1.887             1.783
     ------------   ------------    ------------      ------------


           (0.138)        (0.056)         (0.067)           (0.013)

           (0.245)        (0.245)           --                --
     ------------   ------------    ------------      ------------


           (0.383)        (0.301)         (0.067)           (0.013)
     ------------   ------------    ------------      ------------

     $     11.460   $     11.400    $     11.820      $     11.770
     ------------   ------------    ------------      ------------
             0.05%         (0.71)%         18.90%(f)         17.84%(f)
     ------------   ------------    ------------      ------------


             1.49%          0.24%           1.50%(i)          2.25%(i)

             1.19%          0.44%           0.93%(i)          0.18%(i)
              117%           117%             98%               98%

     $     97,180   $    150,121    $     44,009      $     89,737

                              SHAREHOLDER SERVICES
                            to Make Investing Easier

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAs: Choose from a broad range of retirement plans, including IRAs.


* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               by Phone or by Mail

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information.........    press 1

For account information...........................................    press 2

To speak to a Colonial representative.............................    press 3

For yield and total return information............................    press 4

For duplicate statements or new supply of checks..................    press 5

To order duplicate tax forms and year-end statements..............    press 6
(February through May)

To review your options at any time during your call...............    press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial U.S. Fund for Growth is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial U.S. Fund for Growth mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial U.S. Fund for Growth. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

                    Not FDIC-                May lose value
                    Insured                  No bank guarantee

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             US-03/688B-1295 (2/96)
--------------------------------------------------------------------------------